Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		51 Months Ended	54 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013	Mar. 29, 2014
Cash flows used in operating activities
Net loss	$ (2,575,797)	$ (3,230,270)	$ (15,169,933)	$ (9,315,360)	$ (35,937,596)	$ (38,513,393)
Adjustments to reconcile net loss to net cash from operating activities
Accretion expense	262,452	0	127,525	0	127,525	389,977
Amortization and depreciation	127,991	293,691	855,394	278,805	1,241,257	1,369,248
Amortization of deferred debt issuance costs	106,306	85,531	346,789	90,220	437,009	543,315
Fair value adjustment of derivative liability	0	(73,979)	(452,845)	98,285	113,011	113,011
Gain on disposal of assets	0	0	(790)	0	(790)	(790)
Rent	(8,214)	36,519	151,539	119,836	271,375	263,161
Stock-based compensation	70,629	555,273	2,004,647	2,397,819	8,142,956	8,213,585
Write-off of equipment	0	0	13,368	593,894	704,516	704,516
Impairment of inventory	0	396,377	4,642,262	303,663	4,945,925	4,945,925
Bargain purchase	0	0	425,909	0	425,909	425,909
Gain on foreign exchange	0	0	0	0	(71,990)	(71,990)
Changes in working capital assets and liabilities
(Increase) decrease in accounts receivable	(598,882)	18,572	(86,763)	78,622	(82,108)	(680,990)
Decrease (increase) in inventory	32,268	(106,151)	(2,682,650)	(2,172,349)	(5,890,965)	(5,858,697)
(Increase) in prepaid expenses	(207,774)	(111,609)	(184,087)	(59,538)	(220,747)	(428,521)
Increase in accounts payable	233,303	253,839	971,483	1,170,703	2,108,705	2,342,008
Increase in unearned revenue	0	0	247,655	0	247,655	247,655
Increase (decrease) in accrued liabilities	343,792	(772,149)	709,990	521,769	1,454,498	1,798,290
Increase in loan payable	6,261	0	0	0	56,945	63,206
Net cash used in operating activities	(2,207,665)	(2,654,356)	(8,080,507)	(5,893,631)	(21,926,910)	(24,134,575)
Cash flows used in investing activities
Sale of equipment	0	0	35,790	0	35,790	35,790
Acquisition of property and equipment	(553,642)	(1,895,353)	(3,907,808)	(10,419,945)	(17,547,230)	(18,100,872)
Acquisition of intangible assets	(20,637)	(2,131)	(89,306)	(30,268)	(194,175)	(214,812)
Net cash flows used in investing activities	(574,279)	(1,897,484)	(3,961,324)	(10,450,213)	(17,705,615)	(18,279,894)
Cash flows used in financing activities
Issuance of capital stock and warrants	0	192,873	239,746	3,948,908	22,203,727	22,203,727
Net proceeds from promissory notes			621,009	0	421,009
Net proceeds from loans	2,136,338	0				2,557,347
Proceeds from private placement	3,079,242	0	1,879,400	0	1,879,400	4,958,642
Proceeds from convertible debenture	0	4,713,238	8,307,249	10,051,262	18,358,511	18,358,511
Deferred issuance costs for convertible debenture	(11,140)	(481,962)	(886,733)	(1,083,936)	(1,970,669)	(1,981,809)
Related party payments	0	0	0	0	(1,025,960)	(1,025,960)
Net cash flows from financing activities	5,204,440	4,424,149	10,160,671	12,916,234	39,866,018	45,070,458
Effect of exchange rate changes on cash and cash equivalents	251,357	197,980	197,315	(35,685)	(93,575)	157,782
Increase (decrease) in cash and cash equivalents	2,673,853	70,289	(1,683,845)	(3,463,295)	139,918	2,813,771
Cash and cash equivalents, beginning of period	1,193,365	2,877,210	2,877,210	6,340,505	1,053,447	1,053,447
Cash and cash equivalents, end of period	3,867,218	2,947,499	1,193,365	2,877,210	1,193,365	3,867,218
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH FINANCING AND INVESTING ACTIVITIES:
Cash paid for interest	6,261	277,397	1,347,905	9,435	0	0
Cash paid for income taxes			0	0	0
Capital stock issued as share issue costs	$ 131,744	$ 0				$ 0